Exhibit 99.1

Deloitte LLP Hill House 1 Little New Street London EC4A 3TR Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 0112 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors

Towd Point Mortgage Funding 2019-Granite 4 plc

Level 37, 25 Canada Square

London

E14 5LQ

United Kingdom

(the “Issuer”)

The Board of Directors

Cerberus European Residential Holdings BV

Oude Utrechtseweg 32

Baarn

Utrecht

3743 KN

Netherlands

(the “Seller”)

Morgan Stanley & Co. International PLC

25 Cabot Square

Canary Wharf

London

E14 4QA

United Kingdom

(“Morgan Stanley” and the “Arranger”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(“MLI”)

Barclays Bank PLC

5 The North Colonnade

Canary Wharf

London

E14 4BB

(“Barclays”)

Barclays Bank Ireland PLC

One Molesworth Street

Dublin 2

Ireland

D02 RF29

(“Barclays Ireland”, and together with the Arranger, MLI and Barclays, the “Joint Lead Managers”)

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© 2019 Deloitte LLP. All rights reserved.

12 March 2019

PROPOSED ISSUE BY TOWD POINT MORTGAGE FUNDING 2019-GRANITE 4 PLC OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage-backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller and the sufficiency of the procedures as described below is solely the responsibility of the Issuer and the Seller.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

Deloitte LLP has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, the Seller and even if Deloitte LLP had reason to know or should have known of such inaccuracy or incompleteness.

The Issuer provided us with a data file “Neptune2 Fitch tape.xlsx” (the “First Pool Run”) containing a total of 68,499 loans as at 30 November 2018 (the “Cut-off-Date”). A random sample of 458 loans was selected from the First Pool Run using the following sampling approach (the “Sample”).

The Issuer then provided us with the data files ‘Sample GR1GR2 (Incl Extra fields).xlsx’, ‘TPMF GR1 30.11.18.xlsb’, ‘TPMF GR2 30.11.18.xlsb’, ‘Gr1 Addendum.xlsb’ and ‘Gr2 Addendum.xlsb’ which contained information on each of the loans identified in the Sample (together the, “Sample Pool”).

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company’s records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.27 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the application form, application summary form, identification documents (passport or drivers licence), offer letter, mortgage statement, valuation report, credit search, Report on Title/Certificate of Title (“CoT/RoT”), land registry print, mortgage deed and the UFSS system (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool, using the information supplied on the Sample, we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

2.1	Account Number

For each loan in the Sample Pool, we have confirmed whether the account number shown on the Sample Pool agreed to the System. We found that the account number agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2	Originator

For each loan in the Sample Pool, we have confirmed whether the brand codes shown on the System was 200. We found that the brand code shown on the System was 200, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Borrower’s Name(s)

In respect of the paragraphs below (2.3.1 to 2.3.5) “substantially agreed” is defined as being able to identify the name(s) even where minor typographical errors or reversals of initials had occurred. In cases where the surname of the female applicant changed to the surname of the male applicant, we were instructed by the Issuer to assume that such changes were as a result of a change in the marital status of applicants, and therefore we should not treat this as an error. For the avoidance of doubt, we did not agree that changes in surname were due to a change in marital status where no evidence of this was available.

2.3.1

For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown in the Sample Pool substantially agreed to that shown on the System. We found that the borrower name(s) substantially agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.2

For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown in the Sample Pool substantially agreed to that shown on the application form or application summary form. We found that the borrower name(s) substantially agreed to the application form or application summary form, except for 5 cases.

DT Ref	Description of Exception
DT003	Application form / application summary form unavailable
DT004	Application form / application summary form unavailable
DT034	Application form / application summary form unavailable
DT076	Application form / application summary form unavailable
DT086	Application form / application summary form unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.3.3

For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown in the Sample Pool substantially agreed to that shown on the offer letter or mortgage statement. We found that the borrower name(s) substantially agreed to the offer letter or mortgage statement, except for 5 cases.

DT Ref	Description of Exception
DT055	Offer letter unavailable
DT059	Offer letter unavailable
DT061	Offer letter unavailable
DT194	Offer letter unavailable
DT386	Offer letter unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.3.4

For each loan in the Sample Pool, we confirmed whether the borrower(s) name shown in the Sample Pool substantially agreed to that shown on either the CoT/RoT, land registry print or mortgage deed. We found that the borrower name(s) substantially agreed to either the CoT/RoT, land registry print or mortgage deed, except for 1 case.

DT Ref	Description of Exception
DT004	CoT/RoT, land registry print and mortgage deed unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.4	Property Address

In respect of the paragraphs below (2.4.1 to 2.4.4), we were instructed by the Issuer that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. For new build properties, we were instructed to assume that differences between the property address shown in the Sample Pool and the loan documentation should not be considered errors, providing the property address was not substantially different. It is expected that the property address can change as a mortgage progresses from application to completion.

For the avoidance of doubt, where postcodes are missing, incomplete or incorrect, while other segments of the property address are substantially agreed, this is not deemed to be an error.

2.4.1

For each loan in the Sample Pool, we confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on the System. We found that the security address substantially agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.2

For each loan in the Sample Pool, we confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on the offer letter or mortgage statement. We found that the security address substantially agreed to the offer letter or mortgage statement, except for 6 cases.

DT Ref	Description of Exception
DT055	Offer letter unavailable
DT059	Offer letter unavailable
DT061	Offer letter unavailable
DT190	Sample Pool = House number 39, offer letter = House number 37
DT194	Offer letter unavailable
DT386	Offer letter unavailable

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.4.3

For each loan in the Sample Pool, we confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on either the CoT/RoT, land registry print or mortgage deed. We found that the security address substantially agreed to either the CoT/RoT, land registry print or mortgage deed, except for 2 cases.

DT Ref	Description of Exception
DT004	CoT/RoT, land registry print or mortgage deed unavailable
DT005	Sample Pool = 2F2, CoT/RoT = Flat 8

As a result of the procedures performed there is a 99% confidence that not more than 8% of the First Pool Run contained errors.

2.5	Origination Date

2.5.1

For each loan in the Sample Pool, we confirmed whether the origination date shown in the Sample Pool agreed to that shown on the System. We found that the origination date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.2

For each loan in the Sample Pool, we confirmed whether the origination date shown in the Sample Pool agreed to within ±30 days of that shown on the CoT/RoT or land registry print. For loans which were subject to a further advance, a mortgage review or a remediation, the origination date was agreed to that shown on the System. We found that the origination date agreed to within ±30 days of that shown on the CoT/RoT, land registry print or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6	Amount Advanced

For each loan in the Sample Pool, we confirmed whether the amount advanced shown in the Sample Pool agreed to that shown on the System. We found that the amount advanced agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Loan Term

For each loan in the Sample Pool, we confirmed whether the loan term shown in the Sample Pool agreed to that shown on the System. We found that the loan term agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8	Maturity Date

For each loan in the Sample Pool, we confirmed whether the maturity date shown in the Sample Pool agreed to that shown in the System. We found that the maturity date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9	Original Valuation Date

2.9.1

For each loan in the Sample Pool, we confirmed whether the original valuation date shown in the Sample Pool agreed to that shown on the System. We found that the original valuation date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.2

For each loan in the Sample Pool, we confirmed whether the original valuation date shown on the valuation report was equal to or earlier than the valuation date shown in the Sample Pool. For loans which were subject to a further advance, a mortgage review or a remediation, the original valuation date was agreed to that shown on the System. We found that the original valuation date shown on the valuation report was equal to or earlier than the original valuation date shown in the Sample Pool or the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10	Original Valuation Amount

2.10.1

For each loan in the Sample Pool, we confirmed whether the original valuation amount shown in the Sample Pool agreed to that shown on the System. We found that the original valuation amount agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.2

For each loan in the Sample Pool, we confirmed whether the original valuation amount shown in the Sample Pool agreed to that shown on the valuation report within +/- £3,000. For loans which were subject to a further advance, a mortgage review or a remediation, the original valuation amount was agreed to that shown on the System. We found that the original valuation amount agreed to the valuation report within +/- £3,000 or the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11	Original Valuation Type

For each loan in the Sample Pool, we confirmed whether the original valuation type shown in the Sample Pool agreed with that shown on the valuation report or System. We found that the original valuation type agreed with the valuation report or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12	Latest Valuation Amount

For each loan in the Sample Pool, we confirmed whether the latest valuation amount shown in the Sample Pool agreed with that shown on the System. We found that the latest valuation amount agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Latest Valuation Type

For each loan in the Sample Pool, we confirmed whether the latest valuation type shown in the Sample Pool agreed with that shown on the System. We found that the latest valuation type agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Property Tenure

2.1.1

For each loan in the Sample Pool, we confirmed whether the tenure of the property shown in the Sample Pool agreed to that shown on the valuation report or System. We found that the tenure of the property agreed to the valuation report or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15	Property Type

2.15.1

For each loan in the Sample Pool, we confirmed whether the property type shown in the Sample Pool agreed to that shown on the valuation report or System. We found that the property type agreed to the valuation report or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Document Signatories

2.16.1

For each loan in the Sample Pool, we have noted whether the application form or mortgage deed was signed in the space designated for the borrower(s). We found that the application form or mortgage deed to be signed in the space designated for the borrower(s), except for 7 cases.

DT Ref	Description of Exception
DT004	Application form / Mortgage deed unavailable
DT028	Application form / Mortgage deed unavailable
DT172	Application form / Mortgage deed unavailable
DT180	Application form / Mortgage deed unavailable
DT348	Application form / Mortgage deed unavailable
DT389	Application form / Mortgage deed unavailable
DT429	Application form / Mortgage deed unavailable

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.17	Credit Score / Search

For each loan in the Sample Pool, we confirmed whether a credit score was shown in the Sample Pool or a credit search had been carried out in the name of the borrower(s). We found a credit score was shown in the Sample Pool or a credit search had been carried out in the name of the borrower(s), except for 6 cases.

DT Ref	Description of Exception
DT035	No Credit Score on Sample Pool and credit search unavailable
DT052	No Credit Score on Sample Pool and credit search unavailable
DT147	No Credit Score on Sample Pool and credit search unavailable
DT331	No Credit Score on Sample Pool and credit search unavailable
DT364	No Credit Score on Sample Pool and credit search unavailable
DT397	No Credit Score on Sample Pool and credit search unavailable

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.18	Interest Rates

2.18.1

For each loan in the Sample Pool, we confirmed whether the current interest rate shown in the Sample Pool agreed to that shown on the System. We found that the current interest rate agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.2

For each loan in the Sample Pool, we confirmed whether the current interest rate type shown in the Sample Pool agreed to that shown on the System. We found that the current interest rate type agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.3

For each loan in the Sample Pool, we confirmed whether the current interest reset date shown in the Sample Pool agreed to that shown on the System. We found that the current interest reset date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.4

For each loan in the Sample Pool, we have confirmed whether the current interest rate margin shown in the Sample Pool agreed to that shown on the System. We found the current interest rate margin agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.5

For each loan in the Sample Pool, we have confirmed whether the current interest rate index shown in the Sample Pool agreed to that shown on the System. We found the current interest rate index agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19	Current Balance

For each loan in the Sample Pool, we have confirmed whether the current outstanding balance shown in the Sample Pool agreed to within ±£50 of that shown in the System as at the Cut-off Date. We found the current outstanding balance agreed to within ±£50 of that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Arrears Balance

For each loan in the Sample Pool, we have confirmed whether the arrears balance shown in the Sample Pool agreed to within ±£50 of that shown in the System as at the Cut-off Date. We found the arrears balance agreed to within ±£50 of that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21	Months in arrears

For each loan in the Sample Pool, we have confirmed whether the months in arrears shown in the Sample Pool agreed to that shown in the System as at the Cut-off Date. We found the months in arrears agreed to that shown in the System as at the Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22	Flexible Loan Amount

For each loan in the Sample Pool, we have confirmed whether the flexible loan amount shown in the Sample Pool agreed to that shown in the System as at the Cut-off Date. We found that the flexible loan amount agreed to that shown in the System as at the Cut-off Date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.23	Repayment Type

For each loan in the Sample Pool, we have confirmed whether the repayment type shown in the Sample Pool agreed to that shown on the System. We found the repayment type agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.24	Monthly Payment Amount

For each loan in the Sample Pool, we have confirmed whether the monthly payment amount shown in the Sample Pool agreed to within ±£1 of that shown in the System. We found the monthly payment amount agreed to within ±£1 of that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25	First Charge

For each loan in the Sample Pool, we confirmed whether the land registry print listed Landmark Mortgages Limited or Northern Rock PLC as holding the first charge on the property for accounts which were not identified as redeemed. We found that the land registry print listed Landmark Mortgages Limited or Northern Rock PLC as holding the first charge on the property for accounts which were not identified as redeemed, except for 11 cases.

DT Ref	Description of Exception
DT004	Land registry print unavailable
DT005	Land registry print unavailable
DT014	Land registry print unavailable due to account unregistered
DT020	Land registry print unavailable
DT037	HSBC holds 1st charge
DT040	Land registry print unavailable due to account unregistered
DT049	Land registry print unavailable
DT064	Land registry print unavailable
DT119	Land registry print unavailable
DT138	Land registry print unavailable
DT300	Land registry print unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.26	Borrower Date of Birth

For each loan in the Sample Pool, we confirmed whether the borrower date of birth shown in the Sample Pool agreed to that shown on the application form, application summary form or identification documents (passport or drivers licence) or, where documents were not available to the System. We found that the borrower date of birth agreed to that shown on the application form, or application summary form or identification documents or System with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.27	Maximum Balance

For each loan in the Sample Pool, we have recalculated the maximum balance (current balance + flexible loan amount = maximum balance). We confirmed whether the recalculated maximum balance agreed to that shown in the Sample Pool. We found that the recalculated maximum balance agreed to that shown in the Sample Pool, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 11 March 2019, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

/s/ Deloitte LLP

Deloitte LLP